Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 333
EBP, Subsequent Event [Line Items]
Subsequent Events
9.
Subsequent Events

Management evaluates events occurring subsequent to the date of the financial statements in determining the accounting for and disclosure of transactions and events that affect the financial statements. Subsequent events have been evaluated through the filing date of this Annual Report on Form 11-K.

On December 3, 2025, the Company acquired the propane and distribution assets of Worthington Cylinders Minnesota, LLC. In connection with this acquisition, effective January 1, 2026, certain employees of Worthington Cylinders Minnesota, LLC became eligible to participate in the Plan based on the Plan’s eligibility provisions.